UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Senior High

Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Anchorage Capital CLO Ltd., Series 2012-1A, Class B, 3.16%, 1/13/25 (a)(b)(c)	USD 750	$708,750
Carlyle Global Market Strategies, Series 2012-4A, Class D, 4.81%, 1/20/25 (a)(b)(c)	300	290,046
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16 (a)	500	520,650
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.32%, 4/20/23 (a)(b)	405	381,384
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.53%, 4/17/22 (a)(b)	650	619,645
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.71%, 9/20/22 (a)(b)	650	618,475
ING Investment Management (a)(b):
Series 2012-2A, Class D, 4.99%, 10/15/22	675	651,375
Series 2012-4A, Class C, 4.73%, 10/15/23	500	481,700
LCM LP (a)(b):
Series 11A, Class D2, 4.27%, 4/19/22	700	665,000
Series 9A, Class E, 4.54%, 7/14/22	500	427,350
Octagon Investment Partners Ltd., Series 2012-1A, Class C, 4.56%, 1/15/24 (a)(b)(c)	400	369,600
Symphony CLO Ltd. (a)(b):
Series 2012-9A, Class D, 4.58%, 4/16/22	525	500,325
Series 2012-10A, Class D, 5.61%, 7/23/23	650	651,625
West CLO Ltd., Series 2012-1A, Class C, 5.05%, 10/30/23 (a)(b)	590	570,766
Total Asset-Backed Securities – 3.0%		7,456,691

	Shares
Common Stocks (d)
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	142,466	65,534
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc.	190,000	194,275
Containers & Packaging — 0.1%
Smurfit Kappa Plc	18,171	213,295
Metals & Mining — 0.1%
Euramax International	935	183,864

	Shares		Value
Common Stocks (d)
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd.		296,708	$970,756
Software — 0.2%
HMH Holdings/EduMedia		30,022	600,435
Total Common Stocks – 0.9%			2,228,159

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	425	459,531
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		692	754,280
			1,213,811
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		202	206,171
Delta Air Lines, Inc., Series 2009-1, Class B, 9.75%, 6/17/18		85	95,590
			301,761
Auto Components — 1.3%
Delphi Corp., 6.13%, 5/15/21		290	320,450
Icahn Enterprises LP:
7.75%, 1/15/16		110	114,675
8.00%, 1/15/18		2,065	2,194,063
Titan International, Inc., 7.88%, 10/01/17		490	515,725
Venture Holdings Co. LLC (d)(e):
12.00%, 7/01/49		700	0.00
Series B, 9.50%, 7/01/05		3,325	0.00
			3,144,913
Building Products — 0.5%
Building Materials Corp. of America (a):
7.00%, 2/15/20		485	528,650
6.75%, 5/01/21		410	448,950
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		195	193,537
			1,171,137
Capital Markets — 0.6%
E*Trade Financial Corp., 12.50%, 11/30/17 (f)		935	1,052,202
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (a)		280	327,891
			1,380,093

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Chemicals — 3.9%
Ashland, Inc., 4.75%, 8/15/22 (a)	USD	255	$262,013
Celanese US Holdings LLC, 5.88%, 6/15/21		745	832,537
Celanese US Holdings LLC, 4.63%, 11/15/22		135	139,388
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (a)(f)(g)		1,869	2,261,034
Hexion US Finance Corp., 6.63%, 4/15/20		54	53,865
Huntsman International LLC:
4.88%, 11/15/20 (a)		422	417,780
8.63%, 3/15/21		395	447,337
Ineos Finance Plc, 7.50%, 5/01/20 (a)		125	129,063
LyondellBasell Industries NV:
6.00%, 11/15/21		1,013	1,209,269
5.75%, 4/15/24		935	1,122,000
NOVA Chemicals Corp., 8.63%, 11/01/19		300	342,000
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		120	124,200
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (a)		400	433,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		495	506,137
Tronox Finance LLC, 6.38%, 8/15/20 (a)		1,075	1,058,875
			9,338,498
Commercial Banks — 0.6%
CIT Group, Inc.:
5.00%, 5/15/17		330	345,675
6.63%, 4/01/18 (a)		85	95,200
5.50%, 2/15/19 (a)		760	809,400
5.00%, 8/15/22		200	209,693
			1,459,968
Commercial Services & Supplies — 1.3%
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(f)		330	338,253
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		472	497,825
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		25	25,625
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		140	141,400
Clean Harbors, Inc., 5.25%, 8/01/20		226	232,215
Covanta Holding Corp., 6.38%, 10/01/22		420	455,451
The Geo Group, Inc., 7.75%, 10/15/17		450	486,000

	Par (000)		Value
Corporate Bonds
Commercial Services & Supplies (concluded)
HDTFS, Inc. (a):
5.88%, 10/15/20	USD	180	$185,850
6.25%, 10/15/22		225	233,156
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		113	117,238
Mobile Mini, Inc., 7.88%, 12/01/20		335	363,894
West Corp., 8.63%, 10/01/18		165	170,362
			3,247,269
Communications Equipment — 0.3%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		610	666,425
Construction Materials — 0.8%
HD Supply, Inc., 8.13%, 4/15/19 (a)		1,695	1,911,112
Consumer Finance — 0.5%
DISH DBS Corp., 5.88%, 7/15/22		700	749,875
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		140	155,535
6.63%, 8/15/17		300	349,373
			1,254,783
Containers & Packaging — 0.8%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17		200	217,750
9.13%, 10/15/20		300	322,500
Ball Corp., 6.75%, 9/15/20		325	355,875
Berry Plastics Corp., 8.25%, 11/15/15		540	564,300
Crown Americas LLC, 6.25%, 2/01/21		535	585,825
			2,046,250
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (a)		323	333,498
Diversified Consumer Services — 0.1%
313 Group, Inc., 6.38%, 12/01/19 (a)		211	207,835
ServiceMaster Co., 8.00%, 2/15/20		125	127,188
			335,023
Diversified Financial Services — 4.3%
Aircastle, Ltd., 6.25%, 12/01/19 (a)		136	138,040
Ally Financial, Inc.:
8.30%, 2/12/15		3,670	4,101,225
8.00%, 11/01/31		1,475	1,873,250
Citigroup, Inc., 5.95% (b)(h)		210	213,675
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		260	264,550
DPL, Inc., 7.25%, 10/15/21 (a)		95	100,225

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	USD	560	$604,800
9.88%, 8/15/19		760	805,600
5.75%, 10/15/20 (a)		1,810	1,850,725
6.88%, 2/15/21		400	431,000
			10,383,090
Diversified Telecommunication Services — 2.0%
ITC Deltacom, Inc., 10.50%, 4/01/16		462	494,340
Level 3 Financing, Inc.:
4.47%, 2/15/15 (b)		1,295	1,291,762
8.13%, 7/01/19		2,768	2,961,760
7.00%, 6/01/20 (a)		184	187,220
			4,935,082
Electric Utilities — 0.1%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		248	270,901
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 9/01/22 (a)		190	192,375
Energy Equipment & Services — 2.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		920	901,600
Compagnie Générale de Géophysique, Veritas, 6.50%, 6/01/21		1,105	1,160,250
FTS International Services, Inc., 8.13%, 11/15/18 (a)		481	495,430
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		70	71,400
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		140	143,500
Key Energy Services, Inc., 6.75%, 3/01/21		380	380,950
MEG Energy Corp. (a):
6.50%, 3/15/21		490	511,437
6.38%, 1/30/23		165	171,188
Oil States International, Inc., 6.50%, 6/01/19		270	286,875
Peabody Energy Corp., 6.25%, 11/15/21		1,090	1,130,875
Precision Drilling Corp.:
6.63%, 11/15/20		65	68,575
6.50%, 12/15/21		445	465,025
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,175	1,175,000
			6,962,105
Food Products — 0.4%
Constellation Brands, Inc., 6.00%, 5/01/22		245	280,219
Post Holdings, Inc., 7.38%, 2/15/22 (a)		295	315,281

	Par (000)	Value
Corporate Bonds
Food Products (concluded)
Smithfield Foods, Inc., 6.63%, 8/15/22	USD 295	$312,700
		908,200
Health Care Equipment & Supplies — 1.0%
Biomet, Inc. (a):
6.50%, 8/01/20	640	668,800
6.50%, 10/01/20	757	749,430
DJO Finance LLC:
8.75%, 3/15/18 (a)	185	201,650
7.75%, 4/15/18	30	27,975
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)	360	384,300
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	90	93,375
6.63%, 11/15/22	105	109,987
Teleflex, Inc., 6.88%, 6/01/19	250	269,375
		2,504,892
Health Care Providers & Services — 3.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19	365	383,250
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	185	194,712
7.13%, 7/15/20	176	186,120
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	347	362,615
HCA, Inc.:
8.50%, 4/15/19	25	28,063
6.50%, 2/15/20	970	1,088,825
7.88%, 2/15/20	1,174	1,319,282
5.88%, 3/15/22	630	685,125
4.75%, 5/01/23	1,211	1,223,110
Hologic, Inc., 6.25%, 8/01/20 (a)	716	760,750
Omnicare, Inc., 7.75%, 6/01/20	695	768,844
Tenet Healthcare Corp.:
10.00%, 5/01/18	430	490,200
8.88%, 7/01/19	1,015	1,136,800
4.75%, 6/01/20 (a)	276	278,070
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (a)	300	309,000
		9,214,766
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)	1,730	2,045,725
Hotels, Restaurants & Leisure — 1.3%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (a)	75	78,000
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17	140	150,413
8.50%, 2/15/20 (a)	675	661,500

BLACKROCK SENIOR HIGH INCOME FUND, INC	NOVEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
Caesars Operating Escrow LLC, 9.00%, 2/15/20 (a)	USD	709	$709,000
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		200	209,000
Choice Hotels International, Inc., 5.75%, 7/01/22		90	98,550
Diamond Resorts Corp., 12.00%, 8/15/18		540	583,200
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		282	262,260
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)(e)		220	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		468	496,080
			3,248,003
Household Durables — 1.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		340	362,100
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		795	852,637
Libbey Glass, Inc., 6.88%, 5/15/20 (a)		90	96,300
Standard Pacific Corp., 8.38%, 1/15/21		1,120	1,282,400
			2,593,437
Independent Power Producers & Energy Traders — 3.7%
The AES Corp.:
7.75%, 10/15/15		155	173,988
9.75%, 4/15/16		674	802,060
7.38%, 7/01/21		70	77,525
Calpine Corp. (a):
7.25%, 10/15/17		302	323,140
7.50%, 2/15/21		170	187,850
Energy Future Holdings Corp., 10.00%, 1/15/20		630	669,375
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (a)		380	389,500
10.00%, 12/01/20		4,160	4,638,400
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		207	226,412
Series C, 9.68%, 7/02/26		240	256,800
Laredo Petroleum, Inc.:
9.50%, 2/15/19		495	554,400
7.38%, 5/01/22		185	200,262
NRG Energy, Inc., 6.63%, 3/15/23 (a)		300	310,500
QEP Resources, Inc., 5.38%, 10/01/22		178	187,790
			8,998,002

	Par (000)		Value
Corporate Bonds
Industrial Conglomerates — 1.4%
Sequa Corp. (a):
11.75%, 12/01/15	USD	1,430	$1,480,050
13.50%, 12/01/15 (f)		1,930	2,007,176
			3,487,226
Insurance — 0.3%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		114	119,130
Genworth Financial, Inc., 7.63%, 9/24/21		370	399,680
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		220	205,150
			723,960
IT Services — 1.0%
Ceridian Corp., 8.88%, 7/15/19 (a)		520	556,400
First Data Corp.:
7.38%, 6/15/19 (a)		445	457,238
6.75%, 11/01/20 (a)		460	463,450
8.25%, 1/15/21 (a)		491	489,772
12.63%, 1/15/21		288	303,120
WMG Acquisition Corp., 6.00%, 1/15/21 (a)		98	100,450
			2,370,430
Leisure Equipment & Products — 0.1%
Mattamy Group Corp., 6.50%, 11/15/20 (a)		230	230,000
Machinery — 1.3%
Terex Corp., 6.00%, 5/15/21		450	466,875
UR Merger Sub Corp. (a):
5.75%, 7/15/18		462	497,805
7.38%, 5/15/20		300	327,750
7.63%, 4/15/22		1,656	1,834,020
			3,126,450
Media — 4.5%
AMC Networks, Inc., 7.75%, 7/15/21		320	363,200
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		500	415,000
Checkout Holding Corp., 13.99%, 11/15/15 (a)(i)		570	381,900
Cinemark USA, Inc., 8.63%, 6/15/19		195	215,475
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (a)		360	358,200
6.50%, 11/15/22 (a)		972	976,860
Series B, 7.63%, 3/15/20		635	622,300
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		1,230	1,309,950
Interactive Data Corp., 10.25%, 8/01/18		810	907,200
Lamar Media Corp., 5.88%, 2/01/22		255	271,256

BLACKROCK SENIOR HIGH INCOME FUND, INC	NOVEMBER 30, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)	USD	476	$525,980
Nielsen Finance LLC, 7.75%, 10/15/18		452	503,980
ProQuest LLC, 9.00%, 10/15/18 (a)		220	202,400
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)		1,500	1,627,500
7.50%, 3/15/19		540	591,599
5.50%, 1/15/23 (a)		440	440,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		1,250	1,356,250
			11,069,050
Metals & Mining — 1.9%
ArcelorMittal, 9.50%, 2/15/15		465	517,942
FMG Resources August 2006 Property Ltd. (a):
6.38%, 2/01/16		235	236,763
6.88%, 4/01/22		60	58,500
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		255	274,125
Kaiser Aluminum Corp., 8.25%, 6/01/20		190	208,050
New Gold, Inc. (a):
7.00%, 4/15/20		65	69,063
6.25%, 11/15/22		255	260,737
Novelis, Inc., 8.75%, 12/15/20		2,328	2,607,360
Perstorp Holding AB, 8.75%, 5/15/17 (a)		205	206,025
RathGibson, Inc., 11.25%, 2/15/14 (d)(e)		2,175	—
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		205	214,225
			4,652,790
Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17		127	133,350
Dufry Finance SCA, 5.50%, 10/15/20 (a)		402	413,055
			546,405
Oil, Gas & Consumable Fuels — 6.4%
Access Midstream Partners LP, 6.13%, 7/15/22		415	439,900
Berry Petroleum Co., 6.38%, 9/15/22		180	185,400
Chaparral Energy, Inc., 7.63%, 11/15/22		115	118,163
Chesapeake Energy Corp.:
7.25%, 12/15/18		25	26,875
6.63%, 8/15/20		265	277,587
6.88%, 11/15/20		150	158,250
6.13%, 2/15/21		235	237,938

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc., 5.50%, 10/01/22	USD	210	$216,825
CONSOL Energy, Inc.:
8.25%, 4/01/20		975	1,040,812
6.38%, 3/01/21		230	231,725
Crosstex Energy LP, 7.13%, 6/01/22 (a)		195	198,900
Denbury Resources, Inc., 8.25%, 2/15/20		26	29,380
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		665	714,875
Halcon Resources Corp., 8.88%, 5/15/21 (a)		195	201,825
Hilcorp Energy I LP, 7.63%, 4/15/21 (a)		470	508,775
Holly Energy Partners LP, 6.50%, 3/01/20 (a)		80	84,000
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		320	348,800
Linn Energy LLC:
6.25%, 11/01/19 (a)		1,330	1,334,987
8.63%, 4/15/20		190	207,575
7.75%, 2/01/21		485	511,675
MarkWest Energy Partners LP, 5.50%, 2/15/23		115	121,038
Newfield Exploration Co.:
5.75%, 1/30/22		135	146,813
5.63%, 7/01/24		525	561,750
Northern Oil and Gas, Inc., 8.00%, 6/01/20		265	272,950
Oasis Petroleum, Inc.:
7.25%, 2/01/19		135	143,775
6.50%, 11/01/21		155	163,138
Offshore Group Investments Ltd., 11.50%, 8/01/15		390	429,000
OGX Petroleo e Gas Participacoes SA, 8.38%, 4/01/22 (a)		295	240,425
PDC Energy, Inc., 7.75%, 10/15/22 (a)		180	181,800
Pioneer Natural Resources Co., 7.20%, 1/15/28		570	736,653
Plains Exploration & Production Co., 6.88%, 2/15/23		460	473,800
Range Resources Corp.:
5.75%, 6/01/21		645	685,312
5.00%, 8/15/22		298	310,665
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,490	1,609,200
6.50%, 11/01/20 (a)		275	275,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		285	297,112
8.13%, 10/15/22		110	117,700
7.50%, 2/15/23		630	655,200
SESI LLC:
6.38%, 5/01/19		280	298,200

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
SESI LLC (concluded):
7.13%, 12/15/21	USD	275	$305,937
SM Energy Co.:
6.50%, 11/15/21		225	237,375
6.50%, 1/01/23		105	110,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		66	68,640
			15,516,525
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. 7.50%, 12/15/17 (a)		300	309,000
Clearwater Paper Corp., 10.63%, 6/15/16		365	400,587
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		145	151,888
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	212,000
			1,073,475
Pharmaceuticals — 0.4%
Mylan, Inc., 6.00%, 11/15/18 (a)		40	44,100
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		181	190,955
6.38%, 10/15/20		340	361,250
7.25%, 7/15/22		350	381,938
			978,243
Real Estate Investment Trusts (REITs) — 0.3%
Felcor Lodging LP, 6.75%, 6/01/19		690	726,225
Real Estate Management & Development — 0.8%
Realogy Corp., 7.63%, 1/15/20 (a)		1,130	1,259,950
Shea Homes LP, 8.63%, 5/15/19		655	720,500
			1,980,450
Road & Rail — 1.2%
The Hertz Corp.:
7.50%, 10/15/18		780	854,100
6.75%, 4/15/19 (a)		150	162,000
6.75%, 4/15/19		135	145,800
7.38%, 1/15/21		1,662	1,807,425
			2,969,325
Software — 0.8%
Infor US, Inc., 9.38%, 4/01/19		1,295	1,443,925
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		385	396,550
			1,840,475

	Par (000)		Value
Corporate Bonds
Specialty Retail — 0.7%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)	USD	386	$410,607
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		235	254,388
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)		260	264,550
QVC, Inc., 5.13%, 7/02/22 (a)		138	146,232
Sally Holdings LLC:
6.88%, 11/15/19		350	389,375
5.75%, 6/01/22		160	173,200
			1,638,352
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		140	146,825
PVH Corp., 7.75%, 11/15/23		215	250,398
			397,223
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Finance Alpha Ltd. (a):
Series 2012-1, 6.50%, 5/30/21		495	505,989
Series 2012-1, 5.13%, 11/30/24		440	456,500
			962,489
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		176	186,560
Wireless Telecommunication Services — 4.1%
Cricket Communications, Inc., 7.75%, 5/15/16		1,770	1,871,775
Crown Castle International Corp., 5.25%, 1/15/23 (a)		270	282,150
Digicel Group Ltd. (a):
12.00%, 4/01/14		800	884,000
8.25%, 9/01/17		270	289,575
MetroPCS Wireless, Inc., 6.63%, 11/15/20		460	486,450
Sprint Capital Corp., 6.88%, 11/15/28		1,580	1,627,400
Sprint Nextel Corp. (a):
9.00%, 11/15/18		2,081	2,564,832
7.00%, 3/01/20		1,605	1,857,788
			9,863,970
Total Corporate Bonds – 59.4%			144,400,742

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.6%
OSI Restaurant Partners LLC, Term Loan B, 4.75%, 10/24/19		560	564,900

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Aerospace & Defense (concluded)
TransDigm, Inc.:
Add-On Term Loan B2, 4.00%, 2/14/17	USD	188	$188,887
Term Loan B, 4.00%, 2/14/17		598	599,454
			1,353,241
Airlines — 0.4%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		1,001	1,005,500
US Airways Group, Inc., Term Loan, 2.71%, 3/21/14		55	53,776
			1,059,276
Auto Components — 2.0%
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		856	851,537
Second Lien Term Loan, 10.50%, 1/29/18		900	839,997
Federal-Mogul Corp.:
Term Loan B, 2.15%, 12/29/14		788	731,837
Term Loan C, 2.15%, 12/28/15		150	138,916
FleetPride Corp., First Lien Term Loan, 5.25%, 11/20/19		340	339,364
The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 4.75%, 4/30/19		1,110	1,115,550
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		395	399,815
Transtar Holding Co., First Lien Term Loan, 6.50%, 10/02/18		480	482,400
			4,899,416
Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		566	572,023
Building Products — 0.9%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		586	590,528
CPG International, Inc., Term Loan, 5.75%, 9/18/19		765	768,825
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		750	753,750
			2,113,103
Capital Markets — 0.8%
HarbourVest Partners LLC, Term Loan B, 5.00%, 11/21/17		365	365,456
Nuveen Investments, Inc.:
Extended (First Lien), Term Loan, 5.86% - 5.81%, 5/13/17		371	370,439

	Par (000)		Value
Floating Rate Loan Interests (b)
Capital Markets (concluded)
Nuveen Investments, Inc. (concluded):
Extended Term Loan, 5.81% - 5.86%, 5/12/17	USD	1,004	$1,004,687
Incremental Term Loan, 7.25%, 5/13/17		215	216,075
			1,956,657
Chemicals — 2.9%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		1,060	1,071,130
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		1,337	1,320,081
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		800	809,504
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		329	329,422
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		1,159	1,172,614
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		922	903,574
PolyOne Corp., Term Loan, 5.00%, 12/20/17		347	348,851
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		318	304,304
Tronox Pigments (Netherlands) BV:
Delayed Draw Term Loan, 4.25%, 2/08/18		106	106,365
Term Loan B, 4.25%, 2/08/18		388	390,004
Univar, Inc., Term Loan B, 5.00%, 6/30/17		357	354,327
			7,110,176
Commercial Banks — 0.3%
Everest Acquisition LLC, Term Loan B1, 5.00%, 5/24/18		645	650,915
Commercial Services & Supplies — 2.8%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		537	540,672
Altegrity, Inc., Tranche D Term Loan, 7.75%, 2/20/15		644	643,041
AWAS Finance Luxembourg Sarl:
Term Loan, 4.75%, 7/16/18		158	160,470
Term Loan B, 5.25%, 6/10/16		533	539,730
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 7.50%, 7/03/14		663	535,856
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		1,075	1,086,427
Garda World Security Corp., Term Loan B, 4.50%, 10/24/19		305	308,050
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		1,233	1,240,843

BLACKROCK SENIOR HIGH INCOME FUND, INC	NOVEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Commercial Services & Supplies (concluded)
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19	USD	295	$297,213
Protection One, Inc., Term Loan, 5.75%, 3/21/19		507	510,408
West Corp., Term Loan B6, 5.75%, 6/29/18		848	860,593
			6,723,303
Communications Equipment — 1.6%
Avaya, Inc.:
Extended Term Loan B3, 4.81%, 10/26/17		184	160,795
Term Loan B1, 3.06%, 10/24/14		824	776,104
CommScope, Inc., Term Loan, 4.25%, 1/12/18		823	826,500
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19		2,160	2,172,783
			3,936,182
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term Loan B, 5.00%, 6/01/18		677	680,317
Safway Services LLC, First Out Term Loan, 9.00%, 12/16/17		1,500	1,500,000
			2,180,317
Construction Materials — 1.2%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		2,954	3,030,473
Consumer Finance — 1.2%
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		1,760	1,764,400
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,230	1,214,933
			2,979,333
Containers & Packaging — 0.2%
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		365	367,738
Diversified Consumer Services — 1.9%
Coinmach Service Corp., Term Loan B, 3.21%, 11/20/14		2,148	2,078,670
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		457	393,379
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		709	702,662
ServiceMaster Co.:
Non-Extended Delayed Draw, 2.71%, 7/24/14		83	82,542
Non-Extended Term Loan, 2.71%, 7/24/14		832	828,895

	Par (000)		Value
Floating Rate Loan Interests (b)
Diversified Consumer Services (concluded)
Weight Watchers International, Inc., Term Loan F, 4.00%, 3/15/19	USD	467	$469,480
			4,555,628
Diversified Financial Services — 0.4%
Residential Capital LLC, DIP Term Loan A1, 5.00%, 11/18/13		1,075	1,075,452
Diversified Telecommunication Services — 3.2%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 11/29/18		880	876,700
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		870	884,685
Integra Telecom Holdings, Inc., Term Loan B, 9.25%, 4/15/15		904	901,927
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		530	530,000
2019 Term Loan B, 5.25%, 8/01/19		595	598,719
Term Loan, 4.75%, 8/01/19		2,725	2,738,625
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,362	1,344,064
			7,874,720
Electrical Equipment — 0.3%
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		497	496,143
WMG Acquisition Corp., Term Loan, 5.25%, 10/25/18		345	347,481
			843,624
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		431	425,329
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		482	482,899
			908,228
Energy Equipment & Services — 2.0%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		749	772,763
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		1,208	1,257,959
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,544	1,550,964
Tervita Corp., Term Loan B, 3.21%, 11/14/14		1,237	1,213,338
			4,795,024

BLACKROCK SENIOR HIGH INCOME FUND, INC	NOVEMBER 30, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Food & Staples Retailing — 0.4%
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19	USD	455	$457,275
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		545	536,301
			993,576
Food Products — 1.2%
Advance Pierre Foods, Inc., Term Loan (Second Lien), 5.75%, 7/10/17		510	514,717
Del Monte Foods Co., Term Loan, 4.50%, 3/08/18		861	861,478
Pinnacle Foods Finance LLC:
Extended Term Loan B, 3.71%, 10/03/16		119	118,968
Term Loan E, 4.75%, 10/17/18		729	732,228
Solvest Ltd. (Dole):
Term Loan B-2, 5.04%, 7/06/18		202	202,601
Term Loan C-2, 5.00% - 6.00%, 7/06/18		362	362,550
			2,792,542
Health Care Equipment & Supplies — 3.9%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		1,132	1,146,315
Biomet, Inc., Extended Term Loan B, 3.96%, 7/25/17		200	201,138
BSN Medical Acquisition Holding GmbH, Term Loan B, 5.00%, 7/27/19		720	721,440
DJO Finance LLC:
Extended Term Loan B2, 5.21%, 11/01/16		355	354,903
Term Loan B3, 6.25%, 9/15/17		1,229	1,233,212
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		1,890	1,908,371
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		672	677,502
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		154	154,316
Immucor, Inc., Term Loan B1, 5.75%, 8/17/18		970	979,513
Kinetic Concepts, Inc., Term Loan B1, 7.00%, 5/04/18		695	699,467
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		399	401,992
Spectrum Brands, Inc., Term Loan, 5.00%, 11/06/19		900	905,625
			9,383,794
Health Care Providers & Services — 3.4%
Ardent Medical Services, Inc., Term Loan, 6.75%, 5/23/18		270	271,350

	Par (000)		Value
Floating Rate Loan Interests (b)
Health Care Providers & Services (concluded)
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19	USD	420	$418,950
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		1,068	1,073,602
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		1,081	1,086,154
Term Loan B2, 4.00%, 11/01/19		590	591,156
Emergency Medical Services Corp., Term Loan, 5.25%, 5/25/18		382	384,936
Genesis Healthcare Corp., Term Loan B, 10.00%, 9/25/17		320	308,000
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		997	965,992
Term Loan A, 8.50%, 3/02/15		284	277,833
HCA, Inc., Extended Term Loan B3, 3.46%, 5/01/18		550	550,314
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		95	89,278
Incremental Term Loan B-3, 6.75%, 5/15/18		617	601,525
Medpace, Inc., Term Loan, 6.50%, 6/16/17		968	920,019
Sheridan Holdings, Inc., First Lien Term Loan, 6.00%, 6/29/18		180	180,728
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		479	483,588
			8,203,425
Health Care Technology — 0.8%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		1,388	1,398,194
MedAssets, Inc., Term Loan, 5.00%, 11/16/16		459	459,537
			1,857,731
Hotels, Restaurants & Leisure — 3.7%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/29/19		622	629,073
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		387	346,371
Term Loan B1, 3.21%, 1/28/15		940	910,625
Term Loan B2, 3.21%, 1/28/15		815	789,531
Term Loan B4, 9.50%, 10/31/16		510	519,993
Dunkin’ Brands, Inc., Term Loan B2, 4.00%, 11/23/17		1,611	1,618,290

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Hotels, Restaurants & Leisure (concluded)
Golden Living, Term Loan, 5.00%, 5/04/18	USD	141	$134,927
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		73	72,757
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		868	873,939
Six Flags Theme Parks, Inc., Term Loan B, 4.25%, 12/20/18		420	421,499
Station Casinos, Inc.:
2011 Term Loan B2, 4.00%, 6/17/16		875	838,180
Term Loan B, 5.50%, 9/07/19		810	812,025
Wendy’s International, Inc., Term Loan B, 4.75%, 5/15/19		1,010	1,018,626
			8,985,836
Household Products — 0.3%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		603	609,102
Independent Power Producers & Energy Traders — 0.5%
The AES Corp., Term Loan, 4.25%, 6/01/18		732	738,402
Calpine Corp., Term Loan, 4.50%, 4/02/18		404	406,499
GenOn Energy, Inc., Term Loan B, 6.50%, 12/01/17		159	160,090
			1,304,991
Industrial Conglomerates — 0.6%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		303	302,334
Term Loan, 3.46% - 3.61%, 12/03/14		1,194	1,189,641
			1,491,975
Insurance — 0.8%
Asurion LLC, Term Loan (First Lien), 5.50%, 5/24/18		564	568,665
CNO Financial Group, Inc.:
Term Loan B-1, 4.25%, 9/28/16		390	390,975
Term Loan B-2, 5.00%, 9/20/18		530	532,650
Cunningham Lindsey Group, Inc., 5.00%, 10/29/19		345	345,862
			1,838,152
Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan B, 11.00%, 10/27/17		593	589,705

	Par (000)		Value
Floating Rate Loan Interests (b)
IT Services — 3.8%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17	USD	953	$950,451
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		3,949	3,757,058
Genpact International, Inc., Term Loan B, 4.25%, 8/30/19		520	523,900
InfoGroup, Inc., Term Loan, 5.75%, 5/25/18		406	358,074
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		511	508,021
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		397	399,733
Terex Corp., Term Loan, 4.50%, 4/28/17		1,124	1,133,847
TransUnion LLC, Term Loan B, 5.50%, 2/12/18		1,687	1,709,236
			9,340,320
Leisure Equipment & Products — 0.4%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		723	721,874
FGI Operating Company LLC, Term Loan, 5.50% - 6.50%, 4/19/19		359	361,961
			1,083,835
Machinery — 0.8%
Intelligrated, Inc., First Lien Term Loan, 6.75%, 7/30/18		400	403,500
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		542	546,177
Wabash National Corp., Term Loan B, 6.00%, 5/02/19		1,020	1,030,074
			1,979,751
Media — 9.1%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		264	242,739
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		713	714,565
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		740	745,864
Cengage Learning Acquisitions, Inc., Non-Extended Term Loan, 2.71%, 7/03/14		192	146,314
Charter Communications Operating LLC:
Extended Term Loan C, 3.46%, 9/06/16		1,624	1,630,410
Term Loan D, 4.00%, 5/15/19		633	637,133
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/18		1,145	1,149,707
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		369	372,581

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Media (concluded)
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17	USD	660	$667,425
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		970	973,366
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		905	907,100
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 7.25%, 6/01/18		806	789,831
Hubbard Broadcasting, Term Loan B, 5.25%, 4/28/17		511	511,189
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		5,346	5,358,310
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		891	895,669
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		1,200	1,206,900
Nielsen Finance LLC, Class C Term Loan, 3.46%, 5/02/16		222	223,145
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16		1,106	1,107,514
Telesat Canada, Term Loan B, 4.25%, 3/28/19		1,382	1,388,791
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		1,114	1,086,876
UPC Financing Partnership, Term Loan T, 3.71%, 12/30/16		425	422,738
Weather Channel, Term Loan B, 4.25%, 2/13/17		629	634,577
WideOpenWest Finance LLC, First Lien Term Loan, 6.25%, 7/17/18		344	347,816
			22,160,560
Metals & Mining — 2.5%
Altegrity, Inc., Term Loan, 2.96%, 2/21/15		340	315,350
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		484	483,788
Metals USA, Inc., Term Loan, 6.25%, 11/15/19		430	425,700
Novelis, Inc.:
Incremental Term Loan B2, 4.00%, 3/10/17		888	890,005
Term Loan, 4.00%, 3/10/17		1,097	1,100,475
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		839	837,278
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		1,378	1,381,113
Windsor Financing LLC, Term Loan B, 5.00%, 10/31/19		610	603,900
			6,037,609

	Par (000)		Value
Floating Rate Loan Interests (b)
Multiline Retail — 0.8%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/19	USD	789	$796,543
BJ’s Wholesale Club, Inc.:
First Lien Term Loan, 5.75%, 9/26/19		390	394,333
Second Lien Term Loan, 9.75%, 3/26/20		265	271,890
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18		420	419,912
			1,882,678
Oil, Gas & Consumable Fuels — 2.0%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		1,010	992,325
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		696	702,898
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		874	874,476
Plains Exploration and Production, Term Loan B, 4.00%, 9/13/19		845	848,169
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		275	276,719
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		1,285	1,265,725
			4,960,312
Paper & Forest Products — 0.1%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		350	349,783
Pharmaceuticals — 3.3%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,183	1,183,008
Par Pharmaceutical Cos., Inc., Term Loan B, 5.00%, 9/30/19		1,750	1,744,173
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		1,584	1,606,495
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		696	697,754
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		169	169,857
Valeant Pharmaceuticals International, Inc.:
Series C Tranche B, 4.25%, 9/27/19		625	626,875
Series D Tranche B, 4.25%, 2/13/19		996	999,249
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/18		146	146,434
Term Loan B, 4.25%, 3/15/18		384	385,598

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-2, 4.25%, 3/15/18	USD	192	$192,799
WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18		264	265,099
			8,017,341
Professional Services — 1.1%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		605	609,665
Emdeon, Inc., Term Loan B, 5.00%, 11/02/18		1,314	1,329,826
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		215	216,173
Truven Health Analytics, Inc.(FKA Thomson Reuters (Healthcare), Inc.), Term Loan B, 5.75%, 6/01/19		559	558,460
			2,714,124
Real Estate Investment Trusts (REITs) — 0.8%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		541	547,762
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		1,482	1,481,918
			2,029,680
Real Estate Management & Development — 1.5%
Realogy Corp.:
Extended Letter of Credit, 4.46%, 10/10/16		1,088	1,086,449
Extended Term Loan, 4.46%, 10/10/16		2,360	2,355,668
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		160	158,000
			3,600,117
Road & Rail — 0.2%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		438	436,706
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.46%, 12/01/16		682	661,441
NXP BV, Term Loan A-2, 5.50%, 3/03/17		505	512,750
			1,174,191
Software — 1.9%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		148	148,685
GCA Services Group, Inc., Term Loan A, 5.25%, 10/22/19		415	413,269
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,915	1,932,916

	Par (000)		Value
Floating Rate Loan Interests (b)
Software (concluded)
Sophia LP, Term Loan B, 6.25%, 7/19/18	USD	638	$645,014
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		799	807,564
Term Loan B-2, 5.00%, 6/07/19		83	83,541
WaveDivision Holdings LLC, Term Loan B, 5.50%, 8/09/19		660	668,250
			4,699,239
Specialty Retail — 4.2%
Academy, Ltd., Term Loan, 4.75%, 8/03/18		1,093	1,095,231
Bass Pro Group LLC, Term Loan, 6.25%, 11/30/19		580	579,896
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		357	358,988
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		865	860,675
Equinox Fitness Clubs, First Lien Term Loan, 5.75%, 11/16/19		425	423,938
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		107	102,755
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/14/17		424	426,409
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		386	385,923
Leslie’s Poolmart, Inc., Term Loan B, 10/28/19		649	650,221
Michaels Stores, Inc.:
Extended Term Loan B3, 4.88% - 4.94%, 7/29/16		239	241,232
Term Loan B2, 4.88% - 4.94%, 7/29/16		959	967,082
Party City Holdings Inc., Term Loan B, 5.75%, 7/26/19		920	928,050
PetCo Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17		1,504	1,510,979
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		580	568,400
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		161	156,756
Term Loan, 6.00%, 9/01/16		305	300,380
Term Loan B3, 5.25%, 5/25/18		124	121,344
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		552	557,173
			10,235,432
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		871	853,506

BLACKROCK SENIOR HIGH INCOME FUND, INC	NOVEMBER 30, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests (b)
Textiles, Apparel & Luxury Goods (concluded)
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19	USD	497	$499,582
			1,353,088
Thrifts & Mortgage Finance — 0.5%
First Data Corp., 2018 Add-on Term Loan, 5.21%, 9/24/18		835	816,839
Insight Global, Inc., Tranche B Term Loan, 6.00%, 10/31/19		425	422,875
			1,239,714
Tobacco — 0.6%
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/20/18		1,340	1,349,286
Wireless Telecommunication Services — 1.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		435	436,905
MetroPCS Wireless, Inc., Term Loan B-3, 4.00%, 3/16/18		564	564,794
Vodafone Americas Finance 2, Inc., REFI Term Loan, 6.88%, 8/11/15 (f)		3,046	3,106,614
			4,108,313
Total Floating Rate Loan Interests — 76.4%			185,787,737

Other Interests (j)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust Class A (d)		320	—
Diversified Financial Services — 0.5%
J.G.Wentworth LLC Preferred Equity Interests (d)		—(k)	1,173,144
Media — 0.0%
Adelphia Preferred Escrow (d)		3	—
Adelphia Recovery Trust Series ACC-6B INT (d)		250	1,250
			1,250
Total Other Interests — 0.5%			1,174,394

	Shares	Value
Preferred Securities
Preferred Stocks — 0.1%
Diversified Financial Services — 0.1%
Ally Financial, Inc., 7.00% (a)	150	$146,044

Trust Preferreds — 0.5%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	48,410	1,256,164
Total Preferred Securities — 0.6%		1,402,208

Warrants (l)
Media — 0.1%
Charter Communications, Inc. (Issued/Exercisable 11/30/09, 1 Share for 1 Warrant, Expires 11/30/14, Strike Price $51.28)	6,862	156,110
Software — 0.0%
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	982	—
Total Warrants — 0.1%		156,110

Total Long-Term Investments (Cost – $342,342,325) — 140.9%		342,606,041

BLACKROCK SENIOR HIGH INCOME FUND, INC	NOVEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

	Beneficial Interest (000)		Value
Short-Term Securities
Bank of New York Cash Reserves, 0.01% (m)	USD	1,303	$1,302,766

	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (m)(n)		2,369,880	2,369,880
Total Short-Term Securities (Cost – $3,672,646) – 1.5%			3,672,646
Total Investments (Cost - $346,014,971*) – 142.4%			346,278,687
Liabilities in Excess of Other Assets – (42.4)%			(103,177,540)
Net Assets – 100.0%			$243,101,147

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$344,130,991
	Gross unrealized appreciation	$11,873,880
	Gross unrealized depreciation	(9,726,184)
	Net unrealized appreciation	$2,147,696

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co.	$708,750	$—
Wells Fargo & Co.	$290,046	$4,671
Deutsche Bank AG	$369,600	$—

(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Convertible security.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Amount is less than $500.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(m)	Represents the current yield as of report date.
(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 29, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,369,880	2,369,880	$ 1,605

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
FKA	Formerly Known As
USD	US Dollar

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

—	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 470,000	USD 470,969	Citigroup, Inc.	1/16/13	$ 1,749
USD 601,341	CAD 600,000	Citigroup, Inc.	1/16/13	(2,129)
USD 192,583	CAD 189,000	Citigroup, Inc.	1/16/13	2,491
Total				$ 2,111
*	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$ 1,078,350	$ 6,378,341	$ 7,456,691
Common Stocks	$ 970,756	591,434	665,969	2,228,159
Corporate Bonds	—	141,877,448	2,523,294	144,400,742
Floating Rate Loan Interests	—	164,842,973	20,944,764	185,787,737
Other Interests	1,250	—	1,173,144	1,174,394
Preferred Securities	1,256,164	146,044	—	1,402,208
Unfunded Loan Commitments	—	369	—	369
Warrants	156,110	—	—	156,110
Short-Term Securities	3,672,646	—	—	3,672,646
Total	$ 6,056,926	$ 308,536,618	$ 31,685,512	$346,279,056

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$ 4,240	—	$ 4,240
Liabilities:
Foreign currency exchange contracts	—	(2,129)	—	(2,129)
Total	—	$ 2,111	—	$ 2,111

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$16,876	—	—	$16,876
Liabilities:
Bank overdraft	—	$(25,695)	—	(25,695)
Loans payable	—	(95,000,000)	—	(95,000,000)
Total	$16,876	$(95,025,695)	—	$(95,08,819)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Assets:
Opening Balance, as of February 29, 2012	$3,022,303	$355,574	$4,310,541	$12,348,294	$989,983	$21,026,695
Transfers into Level 3[1]	—	735,532	—	1,703,119	—	2,438,651
Transfers out of Level 3[1]	—	(271,121)	—	(875,250)	—	(1,146,371)
Accrued discounts/premiums	39,066	—	129,104	21,139	—	189,309
Net realized gain (loss)	56,614	(749,636)	349,763	(596,639)	12,000	(927,898)
Net change in unrealized appreciation/depreciation[2]	377,033	595,630	(427,394)	657,427	171,161	1,373,857
Purchases	5,604,115	—	—	10,388,476	—	15,992,591
Sales	(2,720,790)	(10)	(1,838,720)	(2,701,802)	—	(7,261,322)

Closing Balance, as of November 30, 2012	$6,378,341	$665,969	$2,523,294	$20,944,764	$1,173,144	$31,685,512

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

2 The change in unrealized appreciation/depreciation on securities still held as of November 30, 2012 was $456,112.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	16

Consolidated Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $26,046,719.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$65,534	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
			Illiquidity Discount	20%	20%
			Proforma Revenue Increase	42.77%	42.77%
Corporate Bonds	2,261,034	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
			Illiquidity Discount	20%	20%
			Proforma Revenue Increase	42.77%	42.77%
Floating Rate Loan Interests	3,312,225	Market Comparable Companies	Yield	9.64%	9.64%
		Cost	N/A3	—	—
Total	$5,638,793

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Proforma Revenue Increase	Increase	Decrease
Yield	Decrease	Increase

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2012	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 23, 2013